BUSINESS COMBINATIONS (Details) - USD ($) $ in Thousands										12 Months Ended
	Oct. 03, 2017	May 26, 2017	Mar. 06, 2017	Nov. 29, 2016	Sep. 16, 2016	Jul. 29, 2016	Jun. 30, 2016	Apr. 15, 2016	Nov. 24, 2014	Dec. 31, 2016	Dec. 26, 2015
Business Acquisition
Repayments of debt of acquiree										$ 92,830
Payments for minority asset purchase										$ 892	$ 1,256
Silverwater Box | All Other
Business Acquisition
Purchase Price	$ 931
Intangible Assets	909
Net Tangible Assets	22
Acquired entity, prior year sales	$ 2,800
Percentage of assets purchased (as a percent)	100.00%
Go Boy Pallets LLLC (Go Boy) | South
Business Acquisition
Purchase Price		$ 5,042
Intangible Assets		4,880
Net Tangible Assets		162
Acquired entity, prior year sales		$ 8,000
Percentage of assets purchased (as a percent)		100.00%
Robbins Manufacturing Co. (Robbins) | South
Business Acquisition
Purchase Price			$ 31,818
Intangible Assets			7,653
Net Tangible Assets			24,165
Acquired entity, prior year sales			$ 86,000
Percentage of assets purchased (as a percent)			100.00%
Quality Hardwood Sales, LLC (Quality) | North
Business Acquisition
Purchase Price			$ 22,789
Acquired entity, prior year sales			$ 30,000
Percentage of assets purchased (as a percent)			100.00%
The UBEECO Group Pty. Ltd. (Ubeeco) | All Other
Business Acquisition
Purchase Price				$ 9,449
Acquired entity, prior year sales				$ 20,000
Percentage of stock purchase (as a percent)				100.00%
idX Holdings, Inc. (idX) | All Other
Business Acquisition
Purchase Price					$ 66,691
Cash received					11,337
Repayments of debt of acquiree					86,294
Consideration transferred for certain other obligations					6,536
Intangible Assets					14,341
Net Tangible Assets					8,448
Acquired entity, prior year sales					$ 300,000
Percentage of stock purchase (as a percent)					100.00%
Seven D Truss, L.P. | North
Business Acquisition
Purchase Price						$ 1,246
Acquired entity, prior year sales						$ 4
Idaho Western, Inc. (IWI) | West
Business Acquisition
Purchase Price							$ 10,787
Purchase price, holdback							500
Acquired entity, prior year sales							$ 21
Percentage of stock purchase (as a percent)							100.00%
Packnet Ltd ("Packnet") | West
Business Acquisition
Purchase Price									$ 7,506
Payments for minority asset purchase								$ 1,877
Intangible Assets								405
Net Tangible Assets								841
Acquired entity, prior year sales								9,600
Capital Components & Millwork, Inc. (CCM) | North
Business Acquisition
Purchase Price								1,682
Assumed liability								205
Intangible Assets								6,817
Net Tangible Assets								4,248
Acquired entity, prior year sales								$ 16,600